Quarterly Results of Operations (unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (unaudited)
23. QUARTERLY RESULTS OF OPERATIONS (unaudited)
The following is a summary of our unaudited quarterly results of operations for 2019:

	Quarter
	First	Second	Third	Fourth
	(in millions, except per share data)
Fiscal 2019
Net sales	$1,066.8	$1,025.3	$1,057.3	$1,139.5
Gross profit	196.2	189.2	186.3	225.1
(Loss) income before income taxes from continuing operations	(21.4)	(56.9)	(97.4)	19.9
Net (loss) income from continuing operations	(14.5)	(50.1)	(61.0)	15.3
Net (loss) income from discontinued operations	(12.4)	(121.7)	(116.8)	0.2
Net (loss) income	(26.9)	(171.8)	(177.8)	15.5
Earnings (loss) per common share - basic:
Continuing operations	$(0.26)	$(0.89)	$(1.08)	$0.27
Discontinued operations	(0.22)	(2.16)	(2.07)	—
Net (loss) earnings per share - basic (1)	$(0.48)	$(3.05)	$(3.16)	$0.27
Earnings (loss) per common share - diluted:
Continuing operations	$(0.26)	$(0.89)	$(1.08)	$0.27
Discontinued operations	(0.22)	(2.16)	(2.07)	—
Net (loss) earnings per share - diluted (1)	$(0.48)	$(3.05)	$(3.16)	$0.27

(1)
The sum of the individual per share amounts may not add due to rounding. In addition, the sum of the quarters may not equal the total year amount due to the impact of changes in average quarterly shares outstanding and rounding.

The following is a summary of our unaudited quarterly results of operations for 2018:

	Quarter
	First	Second	Third	Fourth
	(in millions, except per share data)
Fiscal 2018
Net sales	$1,158.9	$1,117.5	$1,117.9	$1,193.5
Gross profit	211.6	215.1	214.0	251.5
(Loss) income before income taxes from continuing operations	(44.1)	(25.8)	15.2	(2.9)
Net (loss) income from continuing operations	(34.5)	(19.5)	12.2	(4.4)
Net income (loss) from discontinued operations	0.9	—	(9.6)	(9.5)
Net (loss) income	(33.6)	(19.5)	2.6	(13.9)
Earnings (loss) per common share - basic:
Continuing operations	$(0.61)	$(0.35)	$0.22	$(0.08)
Discontinued operations	0.02	—	(0.17)	(0.17)
Net (loss) earnings per share - basic (1)	$(0.59)	$(0.35)	$0.05	$(0.25)
Earnings (loss) per common share - diluted:
Continuing operations	$(0.61)	$(0.35)	$0.22	$(0.08)
Discontinued operations	0.02	—	(0.17)	(0.17)
Net (loss) earnings per share - diluted (1)	$(0.59)	$(0.35)	$0.05	$(0.25)
(1)
The sum of the individual per share amounts may not add due to rounding. In addition, the sum of the quarters may not equal the total year amount due to the impact of changes in average quarterly shares outstanding and rounding.